Document and Entity Information	Jun. 18, 2026
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Jun. 18, 2026
Entity Registrant Name	MidCap Financial Investment Corporation
Entity Incorporation State Country Code	MD
Entity File Number	814-00646
Entity Tax Identification Number	52-2439556
Entity Address Address Line 1	9 West 57th Street
Entity Address City Or Town	New York
Entity Address State Or Province	NY
Entity Address Postal Zip Code	10019
City Area Code	212
Local Phone Number	515-3200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001278752
Common Stock, $0.001 par value [Member]
Document Information [Line Items]
Security 12b Title	Common Stock, $0.001 par value
Trading Symbol	MFIC
Security Exchange Name	NASDAQ
8.00% Notes due 2028 [Member]
Document Information [Line Items]
Security 12b Title	8.00% Notes due 2028
Trading Symbol	MFICL
Security Exchange Name	NASDAQ